Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) - $ / shares	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Preferred stock, issued
Preferred stock, outstanding
Common stock, outstanding	86,896,779
Successor [Member]
Preferred stock, no par value
Preferred stock, authorized unlimited	Unlimited
Preferred stock, issued
Preferred stock, outstanding
Common stock, no par value
Common stock, authorized unlimited	Unlimited
Common stock, issued	86,896,779
Common stock, outstanding	86,896,779
Predecessor [Member] | NPS Holdings Limited [Member]
Common stock, no par value		$ 1
Common stock, issued		342,250,000
Common stock, outstanding		342,250,000
Common stock, authorized		370,000,000